JPMORGAN INSURANCE TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10179

November 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Insurance Trust (the “Trust”), on behalf of

JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”)

File No. 33-66080

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Portfolio. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Portfolio. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on November 19, 2020.

Please contact the undersigned at 212-270-6803 if you have any questions concerning this filing.

Very truly yours,

/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase